May 01, 2021
Voya Government Liquid Assets Portfolio
Voya Government Liquid Assets Portfolio
Investment Objective
The Portfolio seeks high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other expenses, such as fees or expenses imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”), which are not reflected in the tables below. If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee”arrangement under which the Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.
Annual Portfolio Operating ExpensesExpenses you pay each year as a % of the value of your investment
Expense Example
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Principal Investment Strategies
The Portfolio invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. In addition, under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.The securities purchased by the Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules adopted by the Securities and Exchange Commission (the “SEC”). Portfolio investments are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act.The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the sub-adviser (“Sub-Adviser”) may manage the Portfolio more conservatively than if it was not rated.The Portfolio may invest in other investment companies that are money market funds, to the extent permitted under the 1940 Act.In choosing investments for the Portfolio, the Sub-Adviser employs a disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of approved issuers is actively maintained; second, securities of issuers on the approved list that meet the Portfolio’s guidelines are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market, and expectations of future interest rates.
Principal Risks
Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.You could lose money by investing in the Portfolio.Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.Cash/Cash Equivalents:Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.Credit:The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.Interest Rate:With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, the United States experiences a low interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. Changes to monetary policy by the Federal Reserve Board or other regulatory actions could expose fixed-income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Portfolio’s operations and return potential.Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.Market Disruption and Geopolitical:The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Portfolio and the Portfolio. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.Money Market Regulatory:Changes in government regulations may adversely affect the value of a security held by the Portfolio. In addition, the SEC has adopted amendments to money market fund regulation, which permit the Portfolio to impose discretionary or default liquidity fees or temporary suspensions of redemption due to declines in the Portfolio’s weekly liquid assets. As of the date of this Prospectus, the Board has elected not to subject the Portfolio to such liquidity fees or temporary suspensions of redemptions. These changes may result in reduced yields for money market funds, including the Portfolio, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of the Portfolio.Other Investment Companies – Money Market Funds:A money market fund may only invest in other investment companies that qualify as money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.Repurchase Agreements:In the event that the other party to a repurchase agreement defaults on its obligations, the Portfolio would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Portfolio is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.U.S. Government Securities and Obligations:U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.When Issued and Delayed Delivery Securities and Forward Commitments:When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table provides additional performance information. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S2 shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.Prior to May 1, 2016, the Portfolio operated as a prime money market fund and invested in certain types of securities that the Portfolio is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Portfolio’s conversion to a government money market fund.
Calendar Year Total Returns Class S2(as of December 31 of each year)
Best quarter: 2nd Quarter 2019, 0.45% and Worst quarter: 3rd Quarter 2020, 0.00%
Average Annual Total Returns %  <br/>(for the periods ended December 31, 2020)
For the Portfolio's current 7 day yield and current 7 day effective yield, when available, please call the Portfolio at 1-800-366-0066.